10. Stockholders' Equity (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Stock split description		Effective October 20, 2015, Financial Gravity Holdings declared a three for one stock split of its common stock. Upon the stock split, every one share of common stock issued and outstanding was automatically reclassified and converted into three shares of common stock. The common stock retained a par value of $0.00001 per share.
Non-employee Directors [Member]
Stock issued for services, shares		300,000
Founding Member [Member]
Stock returned, shares		2,926,294
Common Stock [Member]
Stock issued new, shares	675,000		21,150,000
Private Placement [Member]
Common stock issued under a private placement memorandum, shares		785,000	5,625,000
Additional paid in capital		$ 535,000	$ 1,875,000
Stock issued new, shares		785,000	5,625,000